Short Term Investments (Detail) (Short-term investments, Held-to-maturity securities) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Fixed rate time deposits USD ($)	Dec. 31, 2013 Fixed rate time deposits CNY	Dec. 31, 2012 Fixed rate time deposits CNY	Dec. 31, 2013 Floating Rate Time Deposits USD ($)	Dec. 31, 2013 Floating Rate Time Deposits CNY	Dec. 31, 2012 Floating Rate Time Deposits CNY	Dec. 31, 2013 Floating Rate Principal Guaranteed Investments USD ($)	Dec. 31, 2013 Floating Rate Principal Guaranteed Investments CNY	Dec. 31, 2012 Floating Rate Principal Guaranteed Investments CNY
Investment [Line Items]
Held-to-maturity securities	$ 182,009	1,101,826	222,701	$ 20,983	127,023	222,701	$ 12,357	74,803	0	$ 148,669	900,000	0